Accrued expenses (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accrued research and development costs including milestone payments	SFr 4,060,048	SFr 4,307,089
Professional fees	227,363	316,470
Accrued vacation & overtime	69,455	115,749
Employee benefits incl. share based payments	217,649	138,960
Board of Directors fees	0	1,529
Other	108,198	26,945
Total accrued expenses	SFr 4,682,713	SFr 4,906,742